Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Summary of Actuarial Valuation of Plans
Actuarial Valuation of Plans

(CAD$ in millions)	2019		2018
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Defined benefit obligation
Balance at beginning of year	$2,125	$392	$2,224	$455
Current service cost	47	17	50	19
Benefits paid	(137)	(19)	(139)	(19)
Interest expense	78	16	73	17
Obligation experience adjustments	5	4	26	(30)
Effect from change in financial assumptions	220	45	(127)	(35)
Effect from change in demographic assumptions	5	(43)	4	(20)
Changes in foreign exchange rates	(6)	(8)	14	5
Balance at end of year	2,337	404	2,125	392
Fair value of plan assets
Fair value at beginning of year	2,423	—	2,510	—
Interest income	90	—	82	—
Return on plan assets, excluding amounts included in interest income	265	—	(84)	—
Benefits paid	(137)	(19)	(139)	(19)
Contributions by the employer	23	19	42	19
Changes in foreign exchange rates	(5)	—	12	—
Fair value at end of year	2,659	—	2,423	—
Funding surplus (deficit)	322	(404)	298	(392)
Less effect of the asset ceiling
Balance at beginning of year	134	—	44	—
Interest on asset ceiling	5	—	1	—
Change in asset ceiling	(76)	—	89	—
Balance at end of year	63	—	134	—
Net accrued retirement benefit asset (liability)	$259	$(404)	$164	$(392)

Represented by:
Pension assets (Note 14)	$360	$—	$254	$—
Accrued retirement benefit liability	(101)	(404)	(90)	(392)
Net accrued retirement benefit asset (liability)	$259	$(404)	$164	$(392)

Summary of Defined Benefit Plans
Weighted average assumptions used to calculate the defined benefit obligation at the end of each year are as follows:

	2019		2018
	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans	Defined Benefit Pension Plans	Non-Pension Post- Retirement Benefit Plans
Discount rate	3.04%	3.10%	3.78%	3.88%
Rate of increase in future compensation	3.25%	3.25%	3.25%	3.25%
Medical trend rate	—	5.00%	—	5.00%

Summary of Sensitivity of Defined Benefit Obligation to Changes in Weighted Average Assumptions
These assumptions translate into the following average life expectancies for an employee retiring at age 65:

	2019		2018
	Male	Female	Male	Female
Retiring at the end of the reporting period	85.3 years	87.7 years	85.2 years	87.7 years
Retiring 20 years after the end of the reporting period	86.3 years	88.6 years	86.3 years	88.6 years
Sensitivity of the defined benefit obligation to changes in the weighted average assumptions:

	2019
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 12%	Increase by 14%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 1%	Decrease by 1%

	2018
	Effect on Defined Benefit Obligation
	Change in Assumption	Increase in Assumption	Decrease in Assumption
Discount rate	1.0%	Decrease by 12%	Increase by 14%
Rate of increase in future compensation	1.0%	Increase by 1%	Decrease by 1%
Medical cost claim trend rate	1.0%	Increase by 1%	Decrease by 1%

Summary of Defined Benefit Pension Plan Assets
The defined benefit pension plan assets at December 31, 2019 and 2018 are as follows:

(CAD$ in millions)	2019			2018
	Quoted	Unquoted	Total %	Quoted	Unquoted	Total %
Equity securities	$957	$—	36%	$850	$—	35%
Debt securities	$1,322	$—	50%	$1,225	$—	51%
Real estate and other	$63	$317	14%	$91	$257	14%